Earnings per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Earnings per share

33.	Earnings per share

(a)       Basic

Basic earnings per share are calculated by dividing net income attributable to Company’s shareholders by the weighted average number of shares issued during the year, excluding treasury shares.

	2025	2024	2023

Net income attributable to the Company’s shareholders	4,311,984	3,153,881	2,837,422

Weighted average number of shares outstanding (thousands)	2,413,569	2,419,831	2,420,710

Basic earnings per share (in R$)	1.79	1.30	1.17

(b)       Diluted

Diluted earnings per share are calculated by adjusting the weighted average amount of shares outstanding, excluding treasury shares, to assume the conversion of all potential dilutive shares.

	2025	2024	2023

Net income attributable to the Company’s shareholders	4,311,984	3,153,881	2,837,422

Weighted average number of shares outstanding (thousands)	2,414,316	2,420,199	2,420,758

Diluted earnings per share (in R$)	1.79	1.30	1.17

The calculation of diluted earnings per share considered 747 (368 thousand in 2024 and 47 thousand in 2023) shares related to the long-term, as mentioned in Note 26.

The reverse stock split operation described in Note 24 did not impact the calculation of basic and diluted earnings per share, as there was no change in the weighted average number of shares outstanding.